Business acquisition and deconsolidation	12 Months Ended
Dec. 31, 2025
Business acquisition and deconsolidation
Business acquisition and deconsolidation

9. Business acquisition and deconsolidation

(a) Acquisition of Gaipu (Shanghai) Commercial Co., Ltd. (“Gap Shanghai”, formerly knowns as Gap (Shanghai) Commercial Co., Ltd.)

Gap Shanghai was wholly owned by Gap Inc. (“Gap”), America’s specialty apparel company, offering apparel, accessories, and personal care products for women, men, and children. It has been operating since the opening of its first China store in 2010. In February 2023, the Group acquired 100% equity interest of Gap Shanghai for a total cash consideration of RMB176,385.

The transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The allocation of the purchase price based on the fair values of the acquired assets and liabilities as of the date of acquisition is summarized as follows:

Amounts
Total cash consideration	176,385
Total assets	960,230
Total liabilities	(780,377)
Total net assets	179,853
Gain on acquisition of a subsidiary	(3,468)

(b) Acquisition and deconsolidation of Shanghai Mansen Brand Management Co., Ltd(“Shanghai Mansen”)

Shanghai Mansen is committed to creating a beauty and health brand that conforms to the health and ecological management of Chinese consumers. In April 2023, the Group acquired 51% equity interest of Shanghai Mansen for a total cash consideration of RMB32,640 and recognized a goodwill of RMB10,588.

On September 2, 2025, the Group entered into an equity transfer agreement with a third party pursuant to which the Group transferred 41% equity interests in Shanghai Mansen Brand Management Co., Ltd. (“Mansen”) to the counterparty, with the corresponding consideration being RMB4,760. As of December 31, 2025, the Group had 33.52% equity interests as well as debt investments in Mansen which in aggregate amounted to RMB156,004 before impairment. The Group recognized impairment losses of RMB151,626 and RMB3,878 for the debt investments and equity investments respectively in 2025, which were recorded in “impairment loss of investments”. Further in March 2026, the Group entered into an agreement with the third party to transfer all of its remaining equity interests and loans in Mansen for a total consideration of RMB500.

(c) Acquisition and deconsolidation of Hangzhou Baichen Technology Co., Ltd (“Hangzhou Baichen”)

Hangzhou Baichen is committed to provision of professional comprehensive service specializing in digital marketing for renowned brands across the country. In October 2023, the Group increased its equity interest of Hangzhou Baichen to 51% for a total cash consideration of RMB3,112 and recognized a goodwill of RMB762.

On September 30, 2025, the Group entered into a capital reduction agreement with the other shareholders of Hangzhou Baichen. Pursuant to such agreement, the Group withdrew from Hangzhou Baichen by means of capital reduction, with the consideration for the withdrawal amounting to RMB3,370, and consequently recognized a loss of RMB2,527 for the year ended December 31, 2025.

(d) Acquisition of Zhejiang Location Information Technology Co., Ltd. (‘‘Zhejiang Location”, formerly knowns as Hangzhou Location Information Technology Co., Ltd.)

Zhejiang Location primarily specializes in offering integrated Douyin and cross-platform content-driven e-commerce and marketing solutions. In April 2024, the Group acquired 51% equity interest of Zhejiang Location for a total consideration of RMB75,885 and recognized a goodwill of RMB56,869.

The following table summarizes the consideration paid for acquisition of Zhejiang Location and the amounts of the assets acquired and liabilities assumed recognized at the acquisition date, as well as the fair value at the acquisition date of noncontrolling interests in Zhejiang Location

Amounts
Consideration
Cash	43,795
Contingent consideration arrangement - current	32,090
Fair value of total consideration transferred	75,885

Recognized amounts of identifiable assets acquired and liabilities assumed
Total assets	117,035
Total liabilities	(36,502)
Total identifiable net assets	80,533

Redeemable noncontrolling interests in Zhejiang Location (see Note 16)	(48,962)
Noncontrolling interests in Zhejiang Location	(12,555)
Goodwill	56,869
75,885

The contingent consideration arrangement requires the Company to pay up to a maximum amount of RMB32.7 million (undiscounted) in cash to the original shareholders of Zhejiang Location upon the achievement of certain performance conditions specified in the respective investment agreement. The fair value of the contingent consideration arrangement was estimated by applying the income approach with significant unobservable inputs including a discount rate and expected achievement rate. As of December 31, 2025, the carrying amount of the consideration payables is RMB8,160, which is expected to be settled in 2026.

The fair value of noncontrolling interests in Zhejiang Location was estimated by applying the income approach with significant unobservable inputs including projected revenue, growth rates and projected operating profits, discount rate and discount on the lack of control.

(e) Deconsolidation of Shanghai Morefun Information Technology Co., Ltd. (“Morefun”)

Morefun is a technology-oriented digital marketing solution provider in China e-commerce industry. In August 2021, the Group acquired 51% equity interest of Morefun for a total consideration of RMB45,900.

On September 10, 2025, the Group entered into a capital reduction agreement with the other shareholders of Morefun. Pursuant to the agreement, the Group disposed its equity interests in Morefun by way of capital reduction, with the corresponding consideration received amounting to RMB11,500. The Group recognized a disposal loss of RMB35,095 for the year ended December 31, 2025.

The transaction costs related to the above acquisitions were immaterial. The financial results of the acquired businesses, which are not material, have been included in the Company’s consolidated financial statements for the period subsequent to their acquisitions. Pro forma information is not presented for the acquisitions as the impact to the consolidated financial statements is not material.

Goodwill was recognized as a result of expected synergies from combining operations of the Group and acquired business and other intangible assets that don’t qualify for separate recognition. Goodwill is not amortized and is not deductible for tax purposes.